Concentrations of Credit Risk and Major Customers and Suppliers	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Note 15 - CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Customers

For the years ended December 31, 2018 and 2017, customers accounting for 10% or more of the Company's revenues were as follows:

	For the Years Ended December 31,
Customers	2018	2017
IIG Ltd. (Related Party)	24%	18%
A	19%	15%
B	19%	10%
C	*	11%
D	*	11%
E	*	11%

*	Less than 10%

No customer accounted for more than 10% of the Company's accounts receivable as of December 31, 2018. As of December 31, 2018, receivable balance from IIG Ltd. a related party of the Company, and four other customers accounted for 24%, 19%, 19%, 9% and 9%, respectively, of the total net accounts receivable from both related party and third parties. As of December 31, 2017, receivable balance from IIG Ltd. a related party of the Company, and four other customers accounted for 30%, 16%, 15%, 13% and 11%, respectively, of the total net accounts receivable from both related party and third parties.

Suppliers

For the years ended December 31, 2018 and 2017, suppliers accounting for 10% or more of the Company's purchases were as follows:

	For the Years Ended December 31,
Suppliers	2018	2017
A	10%	10%
B	*	10%
C	15%	21%

*	Less than 10%

As of December 31, 2018, two suppliers accounted for 69% and 31% of the Company's total current outstanding accounts payable, respectively. One supplier accounted for 100% of the Company's accounts payable as of December 31, 2017.